EMPLOYEE BENEFITS (Schedule of Employee Benefits Charged to Profit Loss from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of defined benefit plans [line items]
Total employee benefits accrued for the year | ¥		¥ 697	¥ 715	¥ 591
Amount charged to the consolidated statements of profit or loss | ¥		¥ 697	¥ 715	¥ 591
USD [Member]
Disclosure of defined benefit plans [line items]
Total employee benefits accrued for the year | $	$ 107
Amount charged to the consolidated statements of profit or loss | $	$ 107